Pension and Postretirement Benefit Plans and Defined Contribution Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Periodic Benefit Costs

The following table provides the annual cost and changes in Other comprehensive loss for our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)			U.S. Supplemental (Non-Qualified)(b)			International(c)			Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost(e)	$357	$351	347	$35	$36	28	$215	$243	224	$68	$68	79
Interest cost(e)	697	734	740	62	72	77	406	443	418	182	195	211
Expected return on plan assets(e)	(983)	(871)	(782)	—	—	—	(424)	(437)	(425)	(46)	(35)	(31)
Amortization of:
Actuarial losses(e)	306	145	151	41	36	29	93	86	67	33	17	15
Prior service credits	(10)	(8)	2	(3)	(3)	(2)	(7)	(5)	(4)	(49)	(53)	(38)
Curtailments and settlements––net	83	95	(52)	24	23	1	(9)	—	(3)	(65)	(68)	(23)
Special termination benefits	8	23	73	30	26	180	5	5	6	6	3	19
Net periodic benefit costs	458	469	479	189	190	313	279	335	283	129	127	232
Changes in Other comprehensive loss(f)	461	1,879	260	110	36	117	759	(365)	152	267	421	(183)
Total amount recognized in comprehensive income	$919	$2,348	$739	$299	$226	$430	$1,038	$(30)	$435	$396	$548	$49

(a)
2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) lower curtailments and settlements––net due to the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011). 2011 v. 2010––The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts.

(b)
2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity. 2011 v. 2010––The decrease in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives.

(c)
2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by changes impacting our U.K. plans in 2011 (see (e) below) as well as higher curtailment gains resulting from ongoing restructuring initiatives. 2011 v. 2010––The increase in the international plans’ net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.

(d)
2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets. 2011 v. 2010––The decrease in the postretirement plans’ net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010.

(e)
The decrease in service cost in 2012 for our international plans is largely driven by restructuring activities in the U.K. and Ireland. The decrease in interest cost in 2012 and 2011 reflect lower interest rates during the periods. The increase in the expected return on plan assets in 2012 for our U.S. qualified plans is due to a higher plan asset base. The higher amortization of actuarial losses is due larger accumulated actuarial losses resulting from lower interest rates.

(f)	For details, see our Consolidated Statements of Comprehensive Income and Note 6. Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests.

Schedule of Amounts in Accumulated Other Comprehensive Income/(Loss) Expected to be Amortized into 2012 Net Periodic Benefit Costs

The following table provides the amounts in Accumulated other comprehensive loss expected to be amortized into 2013 net periodic benefit costs:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S. Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Actuarial losses	$(360)	$(54)	$(149)	$(46)
Prior service credits and other	7	2	8	45
Total	$(353)	$(52)	$(141)	$(1)

Schedule of Assumptions Used

The following table provides the weighted-average actuarial assumptions of our benefit plans:
(PERCENTAGES)	2012	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate:
U.S. qualified pension plans	4.3%	5.1%	5.9%
U.S. non-qualified pension plans	3.9%	5.0%	5.8%
International pension plans	3.8%	4.7%	4.8%
Postretirement plans	4.1%	4.8%	5.6%
Rate of compensation increase:
U.S. qualified pension plans	2.7%	3.5%	4.0%
U.S. non-qualified pension plans	2.8%	3.5%	4.0%
International pension plans	3.1%	3.3%	3.5%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate:
U.S. qualified pension plans	5.1%	5.9%	6.3%
U.S. non-qualified pension plans	5.0%	5.8%	6.2%
International pension plans	4.7%	4.8%	5.1%
Postretirement plans	4.8%	5.6%	6.0%
Expected return on plan assets:
U.S. qualified pension plans	8.5%	8.5%	8.5%
International pension plans	5.9%	6.0%	6.4%
Postretirement plans	8.5%	8.5%	8.5%
Rate of compensation increase:
U.S. qualified pension plans	3.5%	4.0%	4.0%
U.S. non-qualified pension plans	3.5%	4.0%	4.0%
International pension plans	3.3%	3.5%	3.6%

Schedule of Health Care Cost Trend Rates

The following table provides the healthcare cost trend rate assumptions for our U.S. postretirement benefit plans:
	2012	2011
Healthcare cost trend rate assumed for next year	7.5%	7.8%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2027	2027

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

The following table provides the effects as of December 31, 2012 of a one-percentage-point increase or decrease in the healthcare cost trend rate assumed for postretirement benefits:
(MILLIONS OF DOLLARS)	Increase	Decrease
Effect on total service and interest cost components	$17	$(16)
Effect on postretirement benefit obligation	333	(293)

Schedule of Analysis of the Changes in the Benefit Obligations, Plan assets and Accounting Funded Status of Pension and Postretirement Benefit Plans

The following table provides an analysis of the changes in our benefit obligations, plan assets and funded status of our benefit plans:
	Year Ended December 31,
	Pension Plans
	U.S. Qualified(a)		U.S. Supplemental (Non-Qualified)(b)		International(c)		Postretirement Plans(d)
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Change in benefit obligation (e)

Benefit obligation, beginning	$14,835	$13,035	$1,431	$1,401	$8,891	$8,965	$3,900	$3,582
Service cost	357	351	35	36	215	243	68	68
Interest cost	697	734	62	72	406	443	182	195
Employee contributions	—	—	—	—	9	12	58	45
Plan amendments	—	(73)	—	(9)	(1)	4	(24)	(28)
Changes in actuarial assumptions and other	1,926	1,808	252	111	1,232	(516)	259	300
Foreign exchange impact	—	—	—	—	(80)	304	1	—
Acquisitions	(1)	56	1	—	71	3	—	14
Curtailments	(605)	(97)	(80)	(10)	(101)	(121)	(11)	17
Settlements	(485)	(476)	(121)	(128)	(33)	(56)	—	—
Special termination benefits	8	23	30	26	5	5	6	3
Benefits paid	(464)	(526)	(61)	(68)	(387)	(395)	(274)	(296)
Benefit obligation, ending(e)	16,268	14,835	1,549	1,431	10,227	8,891	4,165	3,900

Change in plan assets
Fair value of plan assets, beginning	12,005	10,596	—	—	6,953	6,542	422	414
Actual gain on plan assets	1,464	398	—	—	668	176	85	9
Company contributions	20	1,969	182	196	383	475	353	250
Employee contributions	—	—	—	—	9	12	58	45
Foreign exchange impact	—	—	—	—	(35)	197	—	—
Acquisitions	—	44	—	—	31	2	—	—
Settlements	(485)	(476)	(121)	(128)	(33)	(56)	—	—
Benefits paid	(464)	(526)	(61)	(68)	(387)	(395)	(274)	(296)
Fair value of plan assets, ending	12,540	12,005	—	—	7,589	6,953	644	422
Funded status—Plan assets less than benefit obligation	$(3,728)	$(2,830)	$(1,549)	$(1,431)	$(2,638)	$(1,938)	$(3,521)	$(3,478)

(a)
The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.

(b)
Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.

(c)
The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.

(d)	The funded status of our postretirement plans is largely unchanged as changes in actuarial assumptions were offset by the actual return on plan assets and increased contributions.

(e)
For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $15.9 billion in 2012 and $13.8 billion in 2011. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2012 and $1.2 billion 2011. The ABO for our international pension plans was $9.4 billion in 2012 and $8.3 billion in 2011.

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Noncurrent assets(a)	$—	$—	$—	$—	$124	$327	$—	$—
Current liabilities(b)	—	—	(162)	(130)	(47)	(41)	(28)	(134)
Noncurrent liabilities(c)	(3,728)	(2,830)	(1,387)	(1,301)	(2,715)	(2,224)	(3,493)	(3,344)
Funded status	$(3,728)	$(2,830)	$(1,549)	$(1,431)	$(2,638)	$(1,938)	$(3,521)	$(3,478)

Schedule of Amounts Recognized in Balance Sheet

The following table provides information as to how the funded status is recognized in our consolidated balance sheets:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Noncurrent assets(a)	$—	$—	$—	$—	$124	$327	$—	$—
Current liabilities(b)	—	—	(162)	(130)	(47)	(41)	(28)	(134)
Noncurrent liabilities(c)	(3,728)	(2,830)	(1,387)	(1,301)	(2,715)	(2,224)	(3,493)	(3,344)
Funded status	$(3,728)	$(2,830)	$(1,549)	$(1,431)	$(2,638)	$(1,938)	$(3,521)	$(3,478)

(a)	Included primarily in Taxes and other noncurrent assets.

(b)	Included in Accrued compensation and related items.

(c)	Included in Pension benefit obligations and Postretirement benefit obligations, as appropriate.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

The following table provides the pre-tax components of amounts recognized in Accumulated other comprehensive loss:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International		Postretirement Plans
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Actuarial losses(a)	$(5,027)	$(4,638)	$(664)	$(566)	$(2,780)	$(2,020)	$(932)	$(759)
Prior service (costs)/credits and other	51	123	14	26	(20)	(21)	374	468
Total	$(4,976)	$(4,515)	$(650)	$(540)	$(2,800)	$(2,041)	$(558)	$(291)

(a)
The actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations as well as the cumulative difference between the expected return and actual return on plan assets. These actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs over an average period of 9.8 years for our U.S. qualified plans, an average period of 9.9 years for our U.S. supplemental (non-qualified) plans, an average period of 14.5 years for our international plans and an average period of 11.0 years for our postretirement plans.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The following table provides information related to the funded status of selected benefit plans:
	As of December 31,
	Pension Plans
	U.S. Qualified		U.S. Supplemental (Non-Qualified)		International
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$12,540	$12,005	$—	$—	$2,776	$2,529
Accumulated benefit obligation	15,870	13,799	1,465	1,225	5,056	4,446
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,540	12,005	—	—	6,432	2,686
Projected benefit obligation	16,268	14,835	1,549	1,431	9,193	4,951

Schedule of Allocation of Plan Assets

The following table provides the components of plan assets:
		Fair Value(a)				Fair Value(a)
(MILLIONS OF DOLLARS)	As of December 31, 2012	Level 1	Level 2	Level 3	As of December 31, 2011	Level 1	Level 2	Level 3
U.S. qualified pension plans
Cash and cash equivalents	$368	$—	$368	$—	$2,111	$—	$2,111	$—
Equity securities:
Global equity securities	3,536	3,519	17	—	2,522	2,509	12	1
Equity commingled funds	2,215	—	2,215	—	1,794	—	1,794	—
Debt securities:
Fixed income commingled funds	943	—	943	—	870	—	870	—
Government bonds	1,093	—	1,093	—	808	—	805	3
Corporate debt securities	2,414	—	2,411	3	1,971	—	1,966	5
Other investments:
Private equity funds	866	—	—	866	920	—	—	920
Insurance contracts	348	—	348	—	353	—	353	—
Other	757	—	—	757	656	—	—	656
Total	12,540	3,519	7,395	1,626	12,005	2,509	7,911	1,585
International pension plans
Cash and cash equivalents	299	—	299	—	299	—	299	—
Equity securities:
Global equity securities	1,723	1,638	85	—	1,513	1,432	81	—
Equity commingled funds	2,194	—	2,194	—	1,966	—	1,966	—
Debt securities:
Fixed income commingled funds	825	—	825	—	785	—	785	—
Government bonds	914	—	914	—	956	—	956	—
Corporate debt securities	613	—	613	—	536	—	536	—
Other investments:
Private equity funds	110	—	14	96	55	—	4	51
Insurance contracts	465	—	117	348	433	—	67	366
Other	446	—	57	389	410	—	62	348
Total	7,589	1,638	5,118	833	6,953	1,432	4,756	765
U.S. postretirement plans(b)
Cash and cash equivalents	28	—	28	—	19	—	19	—
Equity securities:
Global equity securities	79	79	—	—	24	24	—	—
Equity commingled funds	50	—	50	—	17	—	17	—
Debt securities:
Fixed income commingled funds	20	—	20	—	8	—	8	—
Government bonds	25	—	25	—	8	—	8	—
Corporate debt securities	55	—	55	—	19	—	19	—
Other investments:
Insurance contracts	350	—	350	—	312	—	312	—
Other	37	—	37	—	15	—	15	—
Total	$644	$79	$565	$—	$422	$24	$398	$—

(a)	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).

(b)	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Private Equity Funds		Other		Insurance Contracts		Other
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Fair value, beginning	$920	$899	$656	$465	$366	$366	$348	$214
Actual return on plan assets:
Assets held, ending	4	(246)	61	24	8	8	(14)	(4)
Assets sold during the period	—	55	—	(6)	—	—	5	—
Purchases, sales and settlements, net	(58)	212	40	173	(5)	(12)	50	120
Transfer into/(out of) Level 3	—	—	—	—	(5)	(15)	—	12
Exchange rate changes	—	—	—	—	(16)	19	—	6
Fair value, ending	$866	$920	$757	$656	$348	$366	$389	$348

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs:
	Year Ended December 31,
	U.S. Qualified Pension Plans				International Pension Plans
	Private Equity Funds		Other		Insurance Contracts		Other
(MILLIONS OF DOLLARS)	2012	2011	2012	2011	2012	2011	2012	2011
Fair value, beginning	$920	$899	$656	$465	$366	$366	$348	$214
Actual return on plan assets:
Assets held, ending	4	(246)	61	24	8	8	(14)	(4)
Assets sold during the period	—	55	—	(6)	—	—	5	—
Purchases, sales and settlements, net	(58)	212	40	173	(5)	(12)	50	120
Transfer into/(out of) Level 3	—	—	—	—	(5)	(15)	—	12
Exchange rate changes	—	—	—	—	(16)	19	—	6
Fair value, ending	$866	$920	$757	$656	$348	$366	$389	$348

Schedule of Long-Term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets

The following table provides the long-term target asset allocations ranges and the percentage of the fair value of plan assets for benefit plans:
	As of December 31,
	Target Allocation Percentage	Percentage of Plan Assets
(PERCENTAGES)	2012	2012	2011
U.S. qualified pension plans
Cash and cash equivalents	0-5	2.9%	17.6%
Equity securities	25-50	45.9%	36.0%
Debt securities	30-55	35.5%	30.4%
Real estate and other investments	10-15	15.7%	16.0%
Total	100%	100%	100%
International pension plans
Cash and cash equivalents	0-5	3.9%	4.4%
Equity securities	25-50	51.6%	50.0%
Debt securities	30-55	31.0%	32.7%
Real estate and other investments	10-15	13.5%	12.9%
Total	100%	100%	100.0%
U.S. postretirement plans
Cash and cash equivalents	0-5	4.4%	4.6%
Equity securities	10-35	20.1%	9.7%
Debt securities	5-30	15.5%	8.1%
Real estate, insurance contracts and other investments	55-70	60.0%	77.6%
Total	100%	100%	100%

Schedule of Expected Future Cash Flow Information

The following table provides the expected future cash flow information related to our benefit plans:
	Pension Plans
(MILLIONS OF DOLLARS)	U.S.Qualified	U.S. Supplemental (Non-Qualified)	International	Postretirement Plans
Expected employer contributions:
2013	$—	$162	$343	$257
Expected benefit payments:
2013	$1,115	$162	$444	$295
2014	782	137	400	306
2015	796	116	417	313
2016	812	111	430	321
2017	856	114	442	329
2018–2022	4,595	561	2,396	1,748